Retirement Plan	12 Months Ended
Dec. 31, 2011
Retirement Plan [Abstract]
Retirement Plan

NOTE L – RETIREMENT PLAN

We maintain a defined-contribution 401(k) retirement plan covering substantially all employees (as defined). Our employees may make voluntary contributions to the plan, subject to limitations based on IRS regulations and compensation. In addition, we match any employees' contributions on a dollar to dollar basis up to 1% of the respective employee's salary. We made matching contributions of approximately $105,000 and $59,000 during the years ended December 31, 2011 and 2010, respectively.